SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ Global Select Market under the symbol “RDWR”.

a.Rights of shares:

Ordinary Shares:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.Treasury stock:

In March 2020, the Company's board of directors authorized a new plan for the repurchase of up to an aggregate of $20,000 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.

In May 2020, the Company’s board of directors authorized a new plan for the repurchase of up to an aggregate of $56,800 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.

In February 2022, the Company’s board of directors authorized a new plan for the repurchase of the Company’s ordinary shares in the open market (see Note 18).

c.Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

d.Share Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated (the “1997 Plan”) and the Directors and Consultants Option Plan (the “DC Plan” and together with the 1997 Plan, Stock Option Plans“). Under the Share Option Plans, options may be granted to officers, directors, employees and consultants of the Group. The exercise price per share under the Share Option Plans was generally not less than the market price of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Share Option Plans, the Company reserved for issuance 33,312,967 ordinary shares.

RSUs:

In addition to granting share options, since 2013, the Company started to routinely grant RSUs under the 1997 Plan. RSUs vest primarily over a four years period of employment. RSUs that are cancelled or forfeited become available for future grants.

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive, and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved.

As of December 31, 2021, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2021

Share options exercised and outstanding	27,941,346
RSUs vested and outstanding	4,501,870
Ordinary shares available for issuance under the Equity Incentive Plans	869,751

Total reserved and authorized shares as of December 31, 2021	33,312,967

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

A summary of employees and directors options activity under the Company's Stock Option Plans as of December 31, 2021 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	3,637,050	$21.97	3.41	$21,021
Granted	252,233	32.18
Exercised	(798,116)	17.50
Expired	(25,375)	17.66
Forfeited	(915,480)	23.63

Outstanding at December 31, 2021	2,150,312	$24.17	3.39	$37,566

Exercisable at December 31, 2021	651,141	$22.13	2.28	$12,703

Vested and expected to vest at December 31, 2021	2,022,211	$24.12	3.35	$35,420

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $6.87, $4.74 and $5.54, respectively.

As of December 31, 2021, there was approximately $4,281 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.46 years.

The total intrinsic value of options exercised during the years 2021, 2020 and 2019 was $14,003, $13,335 and $13,720, respectively.

The aggregate intrinsic value of the outstanding stock options at December 31, 2021 and 2020, represents the intrinsic value of 2,150,312 and 3,637,050, respectively, outstanding options that are in-the-money as of such dates. No outstanding options were out-of-the-money as of December 31, 2021.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

The options outstanding under the Company's Stock Option Plans as of December 31, 2021, have been separated into ranges of exercise price as follows:

December 31, 2021
Outstanding				Exercisable
Ranges of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted Average Exercise price

$13.35-17.63	195,170	0.76	$16.89	195,170	$16.89
$20.26-24.89	1,363,349	3.76	$23.16	291,808	$23.13
$25.25-29.10	396,585	2.55	$26.79	164,163	$26.59
$32.71-35.43	195,208	5.09	$33.20	-	$-

	2,150,312			651,141

The following table summarizes information relating to RSUs, as well as changes to such awards during 2021:

Year ended December 31, 2021

Outstanding at January 1, 2021	1,906,806
Granted	1,186,397
Vested	(558,071)
Forfeited	(314,821)

Outstanding as of December 31, 2021	2,220,311

As of December 31, 2021, there was approximately $44,774 of total unrecognized compensation costs related to non-vested RSUs granted under the Company's share option plans. That cost is expected to be recognized over a weighted-average period of 1.75 years.

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2021, 2020 and 2019 were $32.57, $22.54 and $23.41, respectively.

The weighted-average grant date fair value of RSUs vested during the year ended December 31, 2021, 2020 and 2019 were $21.77, $18.18 and $15.40, respectively.

The weighted-average grant date fair value of RSUs forfeited during the year ended December 31, 2021, 2020 and 2019 were $24.32, $23.24 and $19.40, respectively.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

Share-based compensation was recorded in the following items within the consolidated statements of income:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$236	$188	$224
Research and development, net	5,412	4,409	2,855
Sales and marketing	8,811	8,315	6,953
General and administrative	3,115	3,633	3,032

Total expenses	$17,574	$16,545	$13,064